LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

9.    LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2021	December 31, 2020
Balance, beginning of period	$735.6	$236.6
Acquisitions via business combinations	122.3	262.6
Adjustment related to prior year acquisitions	1.6	—
Adjustment for divestitures	(102.9)	—
Provisions	149.4	266.0
Accretion	14.4	6.9
Expenditures	(37.1)	(21.7)
Changes in foreign exchange	(2.7)	(14.8)
Balance, end of period	880.6	735.6
Less: Current portion of landfill closure and post-closure obligations	(39.1)	(55.3)
Non-current portion of landfill closure and post-closure obligations	$841.5	$680.3

The present value of GFL’s future landfill closure and post-closure obligations have been estimated by management based on GFL’s cost, in today’s dollars, to settle closure and post-closure obligations at its landfills, projected timing of these expenditures and the application of discount and inflation rates. GFL used a risk-free discount rate of 1.60% in Canada and 1.90% in the United States as at December 31, 2021 (1.21% in Canada and 1.65% in the United States as at December 31, 2020) and an inflation rate of 1.78% in Canada and 2.09% in the United States (1.60% in Canada and 1.74% in the United States as at December 31, 2020) to calculate the present value of the landfill closure and post-closure obligations. Obligations acquired through business combinations are initially valued at fair value using a credit-adjusted, risk-free discount rate. Reducing the discount rate to the risk-free rate resulted in a one-time increase to the liability of $54.9 million included in the provisions line item in the table above for the year ended December 31, 2021 ($231.7 million for the year ended December 31, 2020).

The landfill closure and post-closure obligations mature as follows:

Less than 1 year	$39.1
Between 1-2 years	75.2
Between 2-5 years	117.6
Over 5 years	648.7
$880.6

Funded landfill post-closure assets

GFL is required to deposit funds into trusts to settle post closure obligations for landfills in certain jurisdictions. As at December 31, 2021, included in other long-term assets are funded landfill post closure obligations, representing the fair value of legally restricted assets, totaling $22.9 million ($19.3 million as at December 31, 2020).